Consolidated Statement of Changes in Stockholders' Equity - BRL (R$) R$ in Millions		Total	Capital [member]	Treasury shares [member]	Additional paid-in capital [member]	Appropriated reserves [Member]	Unappropriated reserves [member]	Retained earnings [member]	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member] [1]	Remeasurements of liabilities of post-employment benefits [member]	Cumulative translation adjustments abroad [member]	Gains and losses - hedge [member] [2]	Equity attributable to owners of parent [member]	Total stockholders equity non- controlling interests [member]
Beginning Balance at Dec. 31, 2016		R$ 132,384	R$ 97,148	R$ (1,882)	R$ 1,785	R$ 3,443	R$ 23,740		R$ (1,596)	R$ (815)	R$ 2,085	R$ (3,813)	R$ 120,095	R$ 12,289
Transactions with owners		(6,780)		(861)	145	12,480		R$ (19,201)					(7,437)	657
Treasury shares		(1,975)		(861)	64	(1,178)							(1,975)
Acquisition of treasury shares		(3,089)		(3,089)									(3,089)
Cancellation of shares				1,178		(1,178)
Result of delivery of treasury shares		1,114		1,050	64								1,114
Recognition of stock-based payment plans		81			81								81
(Increase) / Reduction of interest of controlling stockholders (Note 2.4a I and 3)		1,002												1,002
Dividends / interest on capital		(5,888)				13,658		(19,201)					(5,543)	(345)
Dividends / Interest on capital paid - Special profit reserve		(5,048)				(5,048)							(5,048)
Corporate reorganizations		(63)				(63)							(63)
Other		(15)					(15)						(15)
Total comprehensive income		23,878						23,193	652	(10)	582	(571)	23,846	32
Net income		23,225						23,193					23,193	32
Other comprehensive income for the period		653							652	(10)	582	(571)	653
Appropriations:
Legal reserve						1,055		(1,055)
Statutory reserve						632	2,305	(2,937)
Ending Balance at Dec. 31, 2017		144,356	97,148	(2,743)	1,930	12,499	26,030		(944)	(825)	2,667	(4,384)	131,378	12,978
Appropriations:
Change in the period		11,972		(861)	145	9,056	2,290		652	(10)	582	(571)	11,283	689
Transactions with owners		(5,616)		923	190	14,145		(20,848)					(5,590)	(26)
Treasury shares		811		923	422	(534)							811
Acquisition of treasury shares		(510)		(510)									(510)
Cancellation of shares				534		(534)
Result of delivery of treasury shares		1,321		899	422								1,321
Recognition of stock-based payment plans		(232)			(232)								(232)
(Increase) / Reduction of interest of controlling stockholders (Note 2.4a I and 3)		131												131
Dividends / interest on capital		(6,326)				14,679		(20,848)					(6,169)	(157)
Dividends / Interest on capital paid - Special profit reserve		(13,673)				(13,673)							(13,673)
Unclaimed dividends		4						4					4
Corporate reorganizations		(592)				(592)							(592)
Other		674					674						674
Total comprehensive income		25,313						24,907	(166)	(164)	1,139	(1,135)	24,581	732
Net income		25,639						24,907					24,907	732
Other comprehensive income for the period		(326)							(166)	(164)	1,139	(1,135)	(326)
Legal reserve						1,097		(1,097)
Statutory reserve						4	2,962	(2,966)
Ending Balance at Dec. 31, 2018		150,466	97,148	(1,820)	2,120	13,480	29,666		(1,110)	(989)	3,806	(5,519)	136,782	13,684
Appropriations:
Change in the period		6,110		923	190	981	3,636		(166)	(164)	1,139	(1,135)	5,404	706
Transactions with owners		(11,029)		546	55	9,811		(19,597)					(9,185)	(1,844)
Treasury shares		897		546	351								897
Result of delivery of treasury shares		897		546	351								897
Recognition of stock-based payment plans		(296)			(296)								(296)
(Increase) / Reduction of interest of controlling stockholders (Note 2.4a I and 3)		(1,567)												(1,567)
Dividends / interest on capital		(10,063)				9,811		(19,597)					(9,786)	(277)
Dividends / Interest on capital paid - Special profit reserve		(17,500)				(17,500)							(17,500)
Unclaimed dividends and Interest on capital		42						42					42
Other	[3]	(189)					(189)						(189)
Total comprehensive income		27,675						27,113	1,810	(350)	(1,582)	(16)	26,975	700
Net income		27,813						27,113					27,113	700
Other comprehensive income for the period		(138)							1,810	(350)	(1,582)	(16)	(138)
Legal reserve						1,336		(1,336)
Statutory reserve						5,821	401	R$ (6,222)
Ending Balance at Dec. 31, 2019		149,465	R$ 97,148	(1,274)	2,175	12,948	29,878		700	(1,339)	2,224	(5,535)	136,925	12,540
Appropriations:
Change in the period		R$ (1,001)		R$ 546	R$ 55	R$ (532)	R$ 212		R$ 1,810	R$ (350)	R$ (1,582)	R$ (16)	R$ 143	R$ (1,144)

[1]	Includes the share in Other Comprehensive Income of Investments in Associates and Joint Ventures related to Financial Assets at Fair Value Through Other Comprehensive Income.
[2]	Includes Cash flow hedge and hedge of net investment in foreign operation.
[3]	Includes Argentina´s hyperinflation adjustment.